Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Total net income (loss)	$ 2,947	$ 2,914
Income tax expense (benefit)	286	597
Total net income (loss) before income taxes	3,233	3,511
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	857	939
Tax-exempt investment income	(260)	(131)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(194)	(222)
Adjustments in respect of prior years, including resolution of tax disputes	104	10
Tax (benefit) cost of unrecognized tax losses and tax credits	8	4
Tax rate and other legislative changes	2	0
Other	(23)	17
Total income tax expense (benefit)	$ 286	$ 597
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	26.50%	26.75%
Tax-exempt investment income	(8.00%)	(3.80%)
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(6.00%)	(6.30%)
Adjustments in respect of prior years, including resolution of tax disputes	(3.20%)	(0.30%)
Tax (benefit) cost of unrecognized tax losses and tax credits	0.20%	0.10%
Tax rate and other legislative changes	0.10%	0.00%
Other	(0.80%)	0.50%
Effective Income tax rate	8.80%	17.00%